Business Combination and Recapitalization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions					3 Months Ended	12 Months Ended
		May 12, 2020	Dec. 18, 2019	Sep. 29, 2019	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2023	May 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jul. 06, 2018
Business combination consideration			$ 420.9
Business acquisition price per share			$ 10.00
Closing of Share Price			13.88
Business combination per share disclosed in fair value			$ 10.00
Business combination costs					$ 2.8	$ 2.8
Common Stock, Shares, Issued					81,811,727	56,455,376					38,590,381
Common share, shares outstanding					80,911,727	54,655,376					38,590,381
Preferred stock, outstanding (in shares)					0	0
Class of Warrant or Right, Outstanding					0	11,500,000			11,438,290
Number of securities called by warrants or rights					0	5,750,000
Earnout shares reserved for issuance					10,000,000	20,000,000					0
Common stock to potential forfeiture in the event that the milestones are not achieved				1,800,000
Restricted Share For Each Milestone		900,000
2018 Equity Incentive Plan [Member]
Options outstanding number			4,408,287		3,395,596	3,657,408
Restricted stock units outstanding
Shares, Outstanding					0
Sponsor
Restricted Share For Each Milestone				900,000
General and Administrative Expense [Member]
Additional Financial Advisory Fees						$ 2.3
Financial advisory fees					$ 2.3
Series A Preferred Stock [Member]
Number of shares issued in business combination			10,000
Preferred stock, outstanding (in shares)					10,000	10,000
Shares, Outstanding	[1]				10,000	10,000
Series A Preferred Stock [Member] | Roivant Sciences Ltd. (RSL) [Member]
Number of shares issued in business combination			10,000
Sponsor
Restricted Share For Each Milestone		900,000		900,000
Milestone Achievement One [Member] | Forecast [Member]
Volume-weighted average price							$ 31.50	$ 17.50
Common stock [Member]
Number of shares issued in business combination			42,080,376			3,499,995
Common Stock, Shares, Issued					56,455,376
Common share, shares outstanding					54,655,376
Earnout shares reserved for issuance			20,000,000
Restricted Share For Each Milestone	[1]				900,000
Shares, Outstanding	[1]				80,911,727	54,655,376				38,590,381	38,590,381	4,890,662
Common stock [Member] | Milestone Achievement One [Member] | Forecast [Member]
Earnout shares reserved for issuance							10,000,000	10,000,000
Immunovant Sciences Ltd [Member]
Percentage of business acquisition			100.00%
Number of shares issued in business combination			42,080,376
Shares exchange ratio			0.0048907
Immunovant Sciences Ltd [Member] | Common stock [Member]
Earnout shares reserved for issuance		10,000,000
Earnout Shares For Issuance		10,000,000
Roivant Sciences Ltd. (RSL) [Member] | Series A Preferred Stock [Member]
Preferred stock, outstanding (in shares)					10,000
Roivant Sciences Ltd. (RSL) [Member] | Common stock [Member]
Earnout Shares For Issuance		8,773,969

[1]	Retroactively restated for reverse recapitalization as described in Note 1.